Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 66	$ 52	$ 72
TOTAL	2,018	1,753	1,993
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	1,529	1,290	1,453
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 423	$ 411	$ 468